Collaborative Arrangements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development, net	$ 19,659	$ 14,360	$ 9,755
Collaborative Arrangement [Member]
Research and development, net	$ 3,200	$ 700	$ 1,200